Subsequent events	18 Months Ended
Jun. 30, 2026
Exascale Labs Inc [Member]
Subsequent events

15. Subsequent events

The Company evaluated all events and transactions that occurred after June 30, 2026, up through September 28, 2026, which is the date that these consolidated financial statements are issued, unless as disclosed elsewhere and below, no other material subsequent events occurred that would require recognition or disclosure in the Company’s consolidated financial statements.

SAFEs

From July 1, 2026 to September 28, 2026, an investor provided $1.0 million to the Company in the form of a SAFE.

Convertible Loan

On July 16, 2026, the Company, as lender, entered into a convertible loan agreement with a third party in the principal amount of approximately $1.5 million. The full loan amount was disbursed in July 2026.

Business combination and Conversion of SAFEs instruments

On August 27, 2026, Exascale Labs Holdings Inc. consummated the transactions contemplated by the Agreement and Plan of Merger dated January 11, 2026, by and among BCAR, PubCo, Merger Sub and the Company (the “Business Combination”).

Prior to the Acquisition Merger, BCAR completed its domestication from the British Virgin Islands to Delaware by merging with and into PubCo, with PubCo surviving as a Delaware corporation. In connection with the Domestication Merger, PubCo changed its name from “D. Boral ARC Merger Corporation” to “Exascale Labs Holdings Inc.” Following the Domestication Merger, Merger Sub merged with and into the Company, with the Company surviving as a wholly owned subsidiary of PubCo.

In connection with the Acquisition Merger, the outstanding equity interests of the Company were cancelled and converted into shares of PubCo common stock. The outstanding SAFEs of the Company were cancelled and converted into the right to receive shares of PubCo Class A common stock based on the applicable SAFE holders’ implied ownership percentages. The shares of PubCo Class A common stock received in connection with the SAFE conversion constituted full satisfaction of their rights under the applicable SAFEs and were subject to a six-month lock-up period following the Closing Date.

Upon the closing of the Business Combination, the Company’s former securityholders received an aggregate of 19,354,261 shares of PubCo Class A common stock and 30,645,739 shares of PubCo Class B Common stock, representing aggregate merger consideration of $500.0 million based on a deemed value of $10.00 per share. The Class B Common stock have 20 votes per share, while the Class A common stock have one vote per share.

The Business Combination was accounted for as a reverse recapitalization, with the Company identified as the accounting acquirer and BCAR identified as the accounting acquiree for financial reporting purposes.

The Class A common stock and warrants of PubCo commenced trading on Nasdaq on August 28, 2026 under the symbols “XLAB” and “XLABW,” respectively.

Non-Binding Memorandum of Understanding for Potential Data Center Collaboration

On July 21, 2026, the Company entered into a non-binding memorandum of understanding with a third party to explore the joint development and commercialization of multiple data centers in Japan with an aggregate targeted capacity of at least 20 MW, including the potential deployment of the Company’s GaaS and cluster management solutions on the third party’s infrastructure. The memorandum of understanding is not legally binding, other than with respect to customary confidentiality and termination provisions, and does not obligate either party to enter into a definitive agreement, and there can be no assurance that any transaction or definitive agreement will be consummated.

Compute Service Agreement for GPU Capacity

On July 15, 2026, the Company entered into a Compute Service Agreement with a third party to secure GPU compute capacity of approximately 4,000 PFLOPS (FP16) over a three-year term, for total contracted service fees of approximately $71 million. As of the date of this report, service delivery under the agreement has not commenced and no payment obligations have arisen.